Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	$ 349,659	$ 875,317	$ 504,225
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	(40,694)	17,489	36,354
Reclassification of foreign currency and capital reserve differences on loss of significant influence	0	0	(23,425)
Group’s share in other comprehensive income of associated companies	13,611	12,360	1,873
Effective portion of change in the fair value of cash-flow hedges	14,774	8,772	(45,322)
Change in fair value of other investments at FVOCI	(2,100)	0	0
Change in fair value of derivative financial instruments used for hedging cash flows recorded to the cost of the hedged item	(1,043)	37,173	3,067
Change in fair value of derivatives financial instruments used to hedge cash flows transferred to the statement of profit & loss	(4,125)	(2,121)	6,300
Income taxes in respect of components of other comprehensive income	(2,658)	(423)	1,346
Total other comprehensive income for the year	(22,235)	73,250	(19,807)
Total comprehensive income for the year	327,424	948,567	484,418
Attributable to:
Kenon’s shareholders	290,985	969,862	486,165
Non-controlling interests	36,439	(21,295)	(1,747)
Total comprehensive income for the year	$ 327,424	$ 948,567	$ 484,418